Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Exchange Rates Applied for Foreign Currency

The exchange rates applied are as follows:

	December 31, 2017	December 31, 2016
RMB exchange rate at balance sheets dates,	6.5342	6.937

	Year Ended December 31,
	2017	2016	2015
Average exchange rate for each year	6.7518	6.6423	6.2264

Schedule of Estimated Useful Lives	Estimated useful lives of equipment:
Useful Life
Furniture	10 years
Electronic equipment	3 years
Leasehold improvement	3 years